Assets and Liabilities for insurance and reinsurance contracts - Summary of CSM is expected to be in profit or loss (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 870,851	S/ 742,870
Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	302,447	247,796
Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	439,152	346,918
General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	129,252	148,156
Less than 1 year [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	15,168	23,379
Less than 1 year [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(11,923)	(11,028)
Less than 1 year [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(3,773)	(3,681)
Less than 1 year [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	30,864	38,088
From 1 to 2 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	9,265	15,077
From 1 to 2 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(10,803)	(10,474)
From 1 to 2 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(3,615)	(2,111)
From 1 to 2 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	23,683	27,662
From 2 to 3 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	4,281	9,251
From 2 to 3 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(9,509)	(9,441)
From 2 to 3 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(2,780)	(776)
From 2 to 3 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	16,570	19,468
From 3 to 4 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,677	5,793
From 3 to 4 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(8,481)	(8,398)
From 3 to 4 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(877)	1,271
From 3 to 4 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	11,035	12,920
From 4 to 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	972	5,067
From 4 to 5 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	(7,654)	(7,570)
From 4 to 5 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	1,665	4,240
From 4 to 5 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	6,961	8,397
More than 5 years [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	839,488	684,303
More than 5 years [member] | Pensions [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	350,817	294,707
More than 5 years [member] | Life [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	448,532	347,975
More than 5 years [member] | General Insurance [member]
Disclosure of information about expected recognition of contractual service margin in profit or loss [line items]
Contractual service margin	S/ 40,139	S/ 41,621